                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21281

                      Oppenheimer Principal Protected Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited



                                                             Shares          Value
                                                        ---------------   -------------
INVESTMENT COMPANY--14.6%(1)
Oppenheimer Main Street Fund, Cl. Y (Cost $16,072,954)        608,932     $  14,523,030

                                                          Principal
                                                           Amount
                                                        ---------------
U.S. GOVERNMENT OBLIGATIONS--83.7%
U.S. Treasury Bonds, STRIPS, 2.582%, 5/15/10(2)         $  33,700,000        33,607,123
U.S. Treasury Nts.:
2.625%, 5/31/10                                            19,790,000        20,212,873
STRIPS, 1.75%, 5/15/10(2)                                  16,000,000        15,922,544
STRIPS, 4.549%, 5/15/10(2)                                 13,700,000        13,633,678
                                                                          -------------
Total U.S. Government Obligations (Cost $81,982,035)                         83,376,218
                                                                          -------------
Total Investments, at Value (Cost $98,054,989)                   98.3%       97,899,248
Other Assets Net of Liabilities                                   1.7         1,701,354
                                                        -------------     -------------
Net Assets                                                      100.0%    $  99,600,602
                                                        =============     =============

Footnotes to Statement of Investments


              1 | Oppenheimer Principal Protected Main Street Fund

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES                                SHARES
                                         AUGUST 31,      GROSS        GROSS      MAY 31,
                                            2008       ADDITIONS   REDUCTIONS     2009
                                         ----------   ----------   ----------   --------
OFI Liquid Assets Fund, LLC                      --   18,914,400   18,914,400        --
Oppenheimer Institutional Money Market
Fund, Cl. E                               2,255,728   53,711,573   55,967,301        --
Oppenheimer Main Street Fund, Cl. Y       2,716,587      588,584    2,696,239   608,932

                                                                      REALIZED
                                             VALUE        INCOME        LOSS
                                          -----------   ---------    ----------
OFI Liquid Assets Fund, LLC               $        --   $ 10,839(a)  $       --
Oppenheimer Institutional Money Market
Fund, Cl. E                                        --     28,710             --
Oppenheimer Main Street Fund, Cl. Y        14,523,030    265,780      1,897,235
                                          -----------   --------     ----------
                                          $14,523,030   $305,329     $1,897,235
                                          ===========   ========     ==========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(2.) Zero coupon bond reflects effective yield on the date of purchase.


              2 | Oppenheimer Principal Protected Main Street Fund

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investment was determined based on the following inputs as of May 31, 2009:

                                                INVESTMENTS IN    OTHER FINANCIAL
VALUATION DESCRIPTION                             SECURITIES        INSTRUMENTS*
---------------------                           ---------------   ---------------
Level 1--Quoted Prices                            $14,523,030           $--
Level 2--Other Significant Observable Inputs       83,376,218            --
Level 3--Significant Unobservable Inputs                   --            --
                                                  -----------           ---
   Total                                          $97,899,248           $--
                                                  ===========           ===

(*) Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO THE STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


              3 | Oppenheimer Principal Protected Main Street Fund

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

The Fund invests in Oppenheimer Main Street Fund and may also invest in Oppenheimer Institutional Money Market Fund (the "Underlying Funds"). For Underlying Funds, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Funds' net assets attributable to that class by the number of shares of that class outstanding on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2. Fair valued assets may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

The Fund may also invest in certain debt securities. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked"


              4 | Oppenheimer Principal Protected Main Street Fund

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

prices. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity, or amortized cost, which approximates market value. These securities are typically classified within Level 1 or 2.

There have been no significant changes to the fair valuation methodologies during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $98,284,577
                                  ===========
Gross unrealized appreciation     $ 1,394,183
Gross unrealized depreciation      (1,779,512)
                                  -----------


              5 | Oppenheimer Principal Protected Main Street Fund

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Net unrealized depreciation       $  (385,329)
                                  ===========


              6 | Oppenheimer Principal Protected Main Street Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust


By: /s/ John V. Murphy
    ---------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
Brian W. Wixted
Principal Financial Officer

Date: 07/13/2009